TAXATION - Chinese Mainland operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%